INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,243,334	$ 1,249,313	$ 3,833,308	$ 3,834,251
Reserve inventory write down	8,060		208,247
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 927,912	$ 1,066,523	$ 3,199,976	$ 3,313,817